Acquisition of Ely (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
	Aug. 23, 2021 USD ($) shares $ / shares	Aug. 23, 2021 USD ($) shares $ / shares $ / shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Aug. 23, 2021 CAD ($) shares
IfrsStatementLineItems [Line Items]
Cash paid on acquisition				$ 65,016,496
15,946,732 Ely Warrants deemed to be exchanged for GRC Shares				5,640,669
Total consideration				$ 200,850,664
Risk-free interest rate				0.34%
Expected volatility				37.00%
Expected dividend yield				0.00%
Consultingl fees				$ 2,677,189
Recognized share-based compensation				2,994,836
Share consideration				213,684
Ely [member]
IfrsStatementLineItems [Line Items]
15,946,732 Ely Warrants deemed to be exchanged for GRC Shares	$ 5,640,669	$ 5,640,669
Total consideration	$ 2,602,967	$ 2,602,967
GRC Shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued on acquisition | shares	30,902,176	30,902,176
Cash paid on acquisition	$ 65,000,000	$ 65,000,000			$ 84
Share price | $ / shares	$ 4.22	$ 4.22
Risk-free interest rate	0.40%	0.40%
Expected life	1 year 10 months 28 days	1 year 10 months 28 days
Expected volatility	37.00%	37.00%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	0.00%	0.00%
Weighted average fair value | $ / shares	$ 0.35
Ely Warrant [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued to purchase shares | shares	15,946,732	15,946,732
Exercise price of shares | $ / shares	$ 0.2450
Exercise price of shares | $ / shares		$ 0.0001
Warrants exercisable | shares	3,906,949	3,906,949			3,906,949
15,946,732 Ely Warrants deemed to be exchanged for GRC Shares	$ 3,037,702	$ 3,037,702
Ely Shares [member]
IfrsStatementLineItems [Line Items]
Transaction costs				2,900,000
Advisory and consulting fees				1,900,000
Consultingl fees				1,000,000.0
Recognized share-based compensation				543,134
Payment from cash consideration				329,450
Share consideration				$ 213,684